Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Hoya Capital High Dividend Yield ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital High Dividend Yield ETF
Class Name	Hoya Capital High Dividend Yield ETF
Trading Symbol	RIET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/riet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital High Dividend Yield ETF	$25	0.50%
[1]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/riet for more recent performance information.
Net Assets	$ 94,157,790
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 221,792
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$94,157,790
Number of Holdings	101
Net Advisory Fee	$221,792
Portfolio Turnover	17%
30-Day SEC Yield	9.09%
30-Day SEC Yield Unsubsidized	9.09%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Annaly Capital Management, Inc.	2.2%
Rithm Capital Corporation	2.1%
AGNC Investment Corporation	2.1%
Global Net Lease, Inc.	2.1%
New York Mortgage Trust, Inc.	1.8%
Kilroy Realty Corporation	1.8%
Arbor Realty Trust, Inc.	1.7%
Alexandria Real Estate Equities, Inc.	1.7%
Healthcare Realty Trust, Inc.	1.7%
Two Harbors Investment Corporation	1.6%

Updated Prospectus Web Address	https://www.hoyaetfs.com/riet
Hoya Capital Housing ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital Housing ETF
Class Name	Hoya Capital Housing ETF
Trading Symbol	HOMZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/homz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital Housing ETF	$15	0.30%
[2]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/homz for more recent performance information.
Net Assets	$ 35,882,897
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 52,235
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$35,882,897
Number of Holdings	101
Net Advisory Fee	$52,235
Portfolio Turnover	6%
30-Day SEC Yield	2.48%
30-Day SEC Yield Unsubsidized	2.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Lowe’s Companies, Inc.	3.0%
Home Depot, Inc.	2.9%
DR Horton, Inc.	1.9%
M/I Homes, Inc.	1.8%
PulteGroup, Inc.	1.8%
Toll Brothers, Inc.	1.7%
Lennar Corporation	1.7%
KB Home	1.6%
Meritage Homes Corporation	1.6%
Taylor Morrison Home Corporation	1.6%

Updated Prospectus Web Address	https://www.hoyaetfs.com/homz

[1]
*	Annualized

[2]
*	Annualized